Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Net income allocated to common stockholders
Net income	$ 344.9	$ 565.2	$ 544.2
Net income allocated to participating securities	2.2	4.5	4.7
Net income allocated to common stockholders	$ 342.7	$ 560.7	$ 539.5
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	103,038,271	103,504,121	107,881,519
Dilutive effect of stock options	5,283	14,346	23,256
Weighted-average common shares outstanding - assuming dilution	103,043,554	103,518,467	107,904,775
Computation of net income per common share
Net income per common share	$ 3.33	$ 5.42	$ 5.00
Net income per common share - assuming dilution	$ 3.33	$ 5.42	$ 5.00